Provisions for employees' benefits - Credit ratings of the issuers and counterparties in assets (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans
Plan assets, at fair value	$ 11,530	$ 11,730
AAA
Disclosure of defined benefit plans
Plan assets, at fair value	6,525	6,696
Nation
Disclosure of defined benefit plans
Plan assets, at fair value	4,029	4,293
AA+
Disclosure of defined benefit plans
Plan assets, at fair value	380	344
AA
Disclosure of defined benefit plans
Plan assets, at fair value	159	124
BB+
Disclosure of defined benefit plans
Plan assets, at fair value	145	0
F1+
Disclosure of defined benefit plans
Plan assets, at fair value	16	45
BRC1+
Disclosure of defined benefit plans
Plan assets, at fair value	8	32
Other ratings
Disclosure of defined benefit plans
Plan assets, at fair value	44	114
Rating not available
Disclosure of defined benefit plans
Plan assets, at fair value	$ 224	$ 82